RETIREMENT AND PROFIT SHARING PLANS - Schedule of Accumulated Benefit Obligation in Excess of Plan Assets (Details) - USD ($) $ in Thousands	Aug. 31, 2023	Aug. 31, 2022
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 101,830	$ 103,548
Fair value of plan assets	0	0
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	1,036,344	1,073,411
Fair value of plan assets	$ 233,905	$ 279,864